2 Accounting policies (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Weighted average incremental rate	5.58%
Record low-value agreements	Not to record low-value agreements (R$30 for companies in Brazil and US$10 for foreign subsidiaries), in accordance with the policy defined by Management.
Other expenses	R$ 4,446,942	R$ 554,713	R$ 1,169,814
Cost of goods sold	45,879,118	46,576,657	36,177,408
General and administrative expenses	2,224,180	1,793,185	1,434,272
Research and development	R$ 247,730	219,256	R$ 167,456
Reclassified Items [Member]
Disclosure of subsidiaries [line items]
Other expenses		375,360
Cost of goods sold		145,437
Selling and distribution expenses		50,306
General and administrative expenses		160,182
Research and development		R$ 19,435